SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	$ 2,743,399	$ 4,161,763
Singapore [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	1,090,892	1,608,556
PRC [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	$ 1,652,507	$ 2,553,207